Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Assets:
Cash and deposits with financial institutions	[1]	$ 85,910	$ 99,053	$ 86,323
Trading assets		133,644	152,947	146,312
Securities purchased under resale agreements and securities borrowed		148,706	132,714	127,739
Derivative financial instruments		54,608	40,655	42,302
Customers' liability under acceptances		19,043	20,901	20,404
Liabilities:
Deposits		876,554	851,045	797,259	$ 797,259
Financial instruments designated at fair value through profit or loss		21,927	23,979	22,493
Acceptances		19,070	20,934	20,441
Obligations related to securities sold short		44,620	46,133	40,954
Derivative financial instruments		57,123	39,697	42,203
Obligations related to securities sold under repurchase agreements and securities lent		131,978	122,878	123,469
Subordinated debentures		8,447	6,338	6,334
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		85,910	99,053	86,323
Trading assets		133,644	152,947	146,312
Securities purchased under resale agreements and securities borrowed		148,706	132,714	127,739
Derivative financial instruments		54,608	40,655	42,302
Investment securities - fair value		83,788	64,123	57,042
Investment securities - amortized cost		16,699	17,576	18,157
Loans		689,702	667,338	636,986
Customers' liability under acceptances		19,043	20,901	20,404
Other financial assets		19,349	14,625	14,256
Liabilities:
Deposits		876,554	851,045	797,259
Financial instruments designated at fair value through profit or loss		21,927	23,979	22,493
Acceptances		19,070	20,934	20,441
Obligations related to securities sold short		44,620	46,133	40,954
Derivative financial instruments		57,123	39,697	42,203
Obligations related to securities sold under repurchase agreements and securities lent		131,978	122,878	123,469
Subordinated debentures		8,447	6,338	6,334
Other financial liabilities		41,949	44,348	40,254
At fair value [member]
Assets:
Cash and deposits with financial institutions		85,910	99,053	86,323
Trading assets		133,644	152,947	146,312
Securities purchased under resale agreements and securities borrowed		148,706	132,714	127,739
Derivative financial instruments		54,608	40,655	42,302
Investment securities - fair value		83,788	64,123	57,042
Investment securities - amortized cost		16,107	17,453	18,133
Loans		684,215	666,622	641,964
Customers' liability under acceptances		19,043	20,901	20,404
Other financial assets		19,349	14,625	14,256
Liabilities:
Deposits		869,308	848,941	798,335
Financial instruments designated at fair value through profit or loss		21,927	23,979	22,493
Acceptances		19,070	20,934	20,441
Obligations related to securities sold short		44,620	46,133	40,954
Derivative financial instruments		57,123	39,697	42,203
Obligations related to securities sold under repurchase agreements and securities lent		131,978	122,878	123,469
Subordinated debentures		8,360	6,666	6,733
Other financial liabilities		$ 41,679	$ 44,078	$ 39,802

[1]	Net of allowances of $0 (January 31, 2022 – $1; October 31, 2021 – $1).